U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2023 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Taxable Obligations - 13.61% of net assets applicable to common shareholders, total cost of $10,038,000
$10,038,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$10,409,225

Puerto Rico FNMA Taxable - 7.51% of net assets applicable to common shareholders, total cost of $6,075,454
$810,190				FNMA Pool AP1207	3.50%	02/01/43	$772,955
1,320,616				FNMA Pool AR5155	3.50%	04/01/43	1,259,425
1,228,496				FNMA Pool AV7070	3.00%	06/01/45	1,129,403
182,493				FNMA Pool 850032	5.50%	05/01/36	187,408
$2,520,673				FNMA Pool AR5162	3.50%	05/01/43	$2,396,187

$6,062,468	B						$5,745,378

US Municipals - 94.24% of net assets applicable to common shareholders, total cost of $78,188,818, Continued
$630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$782,978
1,000,000	C			Atlanta & Fulton County	5.10%	12/01/47	1,016,986
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,296,233
1,000,000	C	E		Bay Area Toll Authority	3.55%	04/01/54	794,193
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,292,758
1,000,000		E		California State General Obligation	7.35%	11/01/39	1,246,977
900,000	C	E		California State General Obligation	7.55%	04/01/39	1,165,137
1,000,000	C		D	California Statewide Communities Development Authoriy	4.82%	08/01/45	829,419
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	2,022,084
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	840,521
250,000	C		D	Chicago Transit Authority	3.91%	12/01/40	218,696
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,146,548
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,450,915
1,685,000	C	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	1,849,683
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,154,481
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	799,678
1,000,000	C			Golden State Tobacco	3.12%	06/01/38	799,120
1,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,439,070
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,106,135
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	215,292
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	255,011
660,000	C	E		Los Angeles California Department of Water and Power	5.72%	07/01/39	715,973
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	405,363
1,000,000	C			Louisiana Local Government Environmental Facilities	2.59%	02/01/43	718,457
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	906,002
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	2,185,452
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	346,897
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	135,639
2,000,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,535,850
1,120,000	C	E		Metropolitan Transportation Authority	6.81%	11/15/40	1,219,205
1,500,000	C			Michigan State University	4.50%	08/15/48	1,373,361
2,228,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,307,613
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,837,142
600,000	C		D	New Jersey State Education	3.84%	09/01/36	521,768

US Municipals - 94.24% of net assets applicable to common shareholders, total cost of $78,188,818, Concluded
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,094,687
1,055,000	C			New York City Industrial Development Agency	6.03%	01/01/46	2,307,613
1,770,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	2,039,861
955,000	C	E		New York City Transitional Finance Authority	5.77%	08/01/36	1,001,403
1,000,000	C	E		New York City Transitional Finance Authority	5.51%	08/01/37	1,039,328
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	929,228
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	913,416
1,620,000	C	E	D	New York Urban Development Corp.	5.77%	03/15/39	1,696,483
1,000,000	C			New York State Thruway Authority	3.50%	01/01/42	846,187
1,000,000		E		North Las Vegas General Obligation	6.57%	06/01/40	1,154,087
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,254,688
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,190,762
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	495,520
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,336,614
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,513,612
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,350,486
1,200,000	C		D	Port of Portland	4.06%	07/01/39	1,043,602
865,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	1,033,091
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,939,917
1,160,000	C	E	D	Sacramento Municipal Utility District	6.16%	05/15/36	1,281,993
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,461,456
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	652,620
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	711,624
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,407,420
1,785,000	C	E	D	University of California	5.95%	05/15/45	1,975,567
1,070,000	C	E	D	Utah Transit Authority	5.94%	06/15/39	1,170,278
240,000				Winsconsin Center	4.17%	12/15/50	196,927
1,915,000	C	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	2,124,183

$67,523,000							$72,093,292

US Municipals Zero Coupon - 1.34% of net assets applicable to common shareholders, total cost of $907,852
$1,595,000		C		Alameda Corridor Transportation Authority	0.00%	10/01/31	$1,021,516

Total investments (116.7% of net assets)							$89,269,411
Other assets less liabilities (-16.7% of net assets)							(12,771,742)

Net assets applicable to common shareholders - 100%							$76,497,669

Purchased				Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation
Futures Contracts - total cost of $4,200,567
32 Contracts				Ultra Long Term U.S. Treasury Bond Futures	12/20/22	$4,371,002	$(170,435)

The underlying notional amount at value of futures purchased is 5.71% of net assets applicable to common shareholders

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal may be substantially less than the original maturity. paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.